Interim Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 68,006	$ 52,763	$ 118,515
Other comprehensive income, net of tax:
Change in net unrealized gains on available-for-sale marketable securities	967	(663)	(558)
Deferred tax expense	0	0	632
Total other comprehensive income (loss)	967	(663)	74
Total comprehensive income	$ 68,973	$ 52,100	$ 118,589